Intangible Asset, Net	12 Months Ended
Mar. 31, 2019
Successor [Member]
Intangible Asset, Net

Note 8 – Intangible Asset, net

As of March 31, 2019 and 2018, intangible assets consisted of the following:

	As of March 31,
	2019	2018

Distribution Channel	$320,000	$320,000
Less: Accumulated Amortization	(72,000)	(40,000)
	$248,000	$280,000

	Weighted Average Amortization Period (Years)	March 31, 2017 (Successor)	Acquisitions	Impairment Charges	March 31, 2018 (Successor)	Acquisitions	Impairment Charges	March 31, 2019 (Successor)

Distribution Channel	10	$320,000	-	-	320,000	-	-	320,000

Amortization expense was $32,000, $32,000, $8,000 and $nil for the years ended March 31, 2019 and 2018, period January 11, 2017 through March 31, 2017(Successor), and period April 1, 2016 through January 10, 2017 (Predecessor), respectively. Amortization expense is $32,000 for each of the next 5 years.